UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2012


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA AGGRESSIVE GROWTH FUND
OCTOBER 31, 2012

                                                                      (Form N-Q)

48454-1212                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
October 31, 2012 (unaudited)

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            COMMON STOCKS (96.1%)

            CONSUMER DISCRETIONARY (16.6%)
            ------------------------------
            ADVERTISING (0.5%)
   110,500  Omnicom Group, Inc.                                                       $     5,294
                                                                                      -----------
            APPAREL RETAIL (1.8%)
    65,551  Buckle, Inc.                                                                    2,961
   177,000  Gap, Inc.                                                                       6,323
   116,508  Ross Stores, Inc.                                                               7,101
    72,528  TJX Companies, Inc.                                                             3,019
                                                                                      -----------
                                                                                           19,404
                                                                                      -----------
            APPAREL, ACCESSORIES & LUXURY GOODS (2.1%)
   103,213  Coach, Inc.                                                                     5,785
    39,293  Lululemon Athletica, Inc.*                                                      2,712
   108,000  Michael Kors Holdings Ltd.                                                      5,906
    46,500  Polo Ralph Lauren Corp.                                                         7,147
                                                                                      -----------
                                                                                           21,550
                                                                                      -----------
            AUTO PARTS & EQUIPMENT (0.6%)
    90,400  BorgWarner, Inc.*                                                               5,950
                                                                                      -----------
            AUTOMOTIVE RETAIL (0.2%)
    30,712  O'Reilly Automotive, Inc.*                                                      2,631
                                                                                      -----------
            BROADCASTING (0.4%)
   137,100  CBS Corp. "B"                                                                   4,442
                                                                                      -----------
            CABLE & SATELLITE (1.7%)
   209,104  Comcast Corp. "A"                                                               7,843
 3,466,710  Sirius Satellite Radio, Inc.*                                                   9,707
                                                                                      -----------
                                                                                           17,550
                                                                                      -----------
            CASINOS & GAMING (0.6%)
   132,100  Las Vegas Sands Corp.                                                           6,135
                                                                                      -----------
            EDUCATION SERVICES (0.1%)
    52,498  ITT Educational Services, Inc.*                                                 1,128
                                                                                      -----------
            GENERAL MERCHANDISE STORES (0.9%)
   140,900  Dollar General Corp.*                                                           6,851
    59,779  Dollar Tree, Inc.*                                                              2,383
                                                                                      -----------
                                                                                            9,234
                                                                                      -----------
            HOME IMPROVEMENT RETAIL (1.4%)
   146,337  Home Depot, Inc.                                                                8,982
   169,162  Lowe's Companies, Inc.                                                          5,478
                                                                                      -----------
                                                                                           14,460
                                                                                      -----------
            HOMEBUILDING (0.3%)
    72,600  Lennar Corp. "A"                                                                2,720
                                                                                      -----------
            HOMEFURNISHING RETAIL (0.2%)
    39,584  Bed Bath & Beyond, Inc.*                                                        2,283
                                                                                      -----------

================================================================================

1  | USAA Aggressive Growth Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            INTERNET RETAIL (3.1%)
    79,020  Amazon.com, Inc.*                                                         $    18,398
    24,071  Priceline.com, Inc.*                                                           13,811
                                                                                      -----------
                                                                                           32,209
                                                                                      -----------
            MOVIES & ENTERTAINMENT (0.4%)
   191,533  News Corp. "A"                                                                  4,581
                                                                                      -----------
            RESTAURANTS (1.5%)
   186,300  Starbucks Corp.                                                                 8,551
   101,648  Yum! Brands, Inc.                                                               7,127
                                                                                      -----------
                                                                                           15,678
                                                                                      -----------
            SPECIALTY STORES (0.8%)
    61,567  PetSmart, Inc.                                                                  4,087
    52,000  Ulta Salon, Cosmetics & Fragrance, Inc.                                         4,796
                                                                                      -----------
                                                                                            8,883
                                                                                      -----------
            Total Consumer Discretionary                                                  174,132
                                                                                      -----------
            CONSUMER STAPLES (6.8%)
            -----------------------
            DRUG RETAIL (1.3%)
   303,179  CVS Caremark Corp.                                                             14,067
                                                                                      -----------
            HYPERMARKETS & SUPER CENTERS (2.4%)
   124,542  Costco Wholesale Corp.                                                         12,259
   172,609  Wal-Mart Stores, Inc.                                                          12,949
                                                                                      -----------
                                                                                           25,208
                                                                                      -----------
            PACKAGED FOODS & MEAT (0.1%)
    38,737  Green Mountain Coffee Roasters, Inc.*                                             936
                                                                                      -----------
            PERSONAL PRODUCTS (0.4%)
    72,100  Estee Lauder Companies, Inc. "A"                                                4,443
                                                                                      -----------
            SOFT DRINKS (1.3%)
   358,232  Coca-Cola Co.                                                                  13,319
                                                                                      -----------
            TOBACCO (1.3%)
   154,412  Philip Morris International, Inc.                                              13,675
                                                                                      -----------
            Total Consumer Staples                                                         71,648
                                                                                      -----------
            ENERGY (5.8%)
            -------------
            INTEGRATED OIL & GAS (0.9%)
    94,649  Exxon Mobil Corp.                                                               8,629
     4,198  Occidental Petroleum Corp.                                                        332
                                                                                      -----------
                                                                                            8,961
                                                                                      -----------
            OIL & GAS DRILLING (0.9%)
    77,918  Diamond Offshore Drilling, Inc.                                                 5,395
    80,156  Transocean Ltd.                                                                 3,662
                                                                                      -----------
                                                                                            9,057
                                                                                      -----------
            OIL & GAS EQUIPMENT & SERVICES (2.0%)
    19,158  Core Laboratories N.V.                                                          1,986
    95,200  FMC Technologies, Inc.*                                                         3,894
    75,812  National-Oilwell Varco, Inc.                                                    5,587
    79,318  Oceaneering International, Inc.                                                 4,151
    84,700  Schlumberger Ltd.                                                               5,889
                                                                                      -----------
                                                                                           21,507
                                                                                      -----------
            OIL & GAS EXPLORATION & PRODUCTION (1.7%)
   118,500  Cabot Oil & Gas Corp.                                                           5,567
    75,300  Concho Resources, Inc.*                                                         6,485

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
    83,700  Range Resources Corp.                                                     $     5,471
                                                                                      -----------
                                                                                           17,523
                                                                                      -----------
            OIL & GAS REFINING & MARKETING (0.3%)
   121,353  Valero Energy Corp.                                                             3,531
                                                                                      -----------
            Total Energy                                                                   60,579
                                                                                      -----------
            FINANCIALS (4.1%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (1.4%)
    32,700  BlackRock, Inc. "A"                                                             6,203
    70,300  Franklin Resources, Inc.                                                        8,984
                                                                                      -----------
                                                                                           15,187
                                                                                      -----------
            CONSUMER FINANCE (0.6%)
   103,624  American Express Co.                                                            5,800
                                                                                      -----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
   805,645  Bank of America Corp.                                                           7,508
    68,826  JPMorgan Chase & Co.                                                            2,869
                                                                                      -----------
                                                                                           10,377
                                                                                      -----------
            REITs - SPECIALIZED (0.8%)
   113,800  American Tower Corp.                                                            8,568
                                                                                      -----------
            SPECIALIZED FINANCE (0.3%)
    22,800  IntercontinentalExchange, Inc.*                                                 2,987
                                                                                      -----------
            Total Financials                                                               42,919
                                                                                      -----------
            HEALTH CARE (14.4%)
            -------------------
            BIOTECHNOLOGY (5.2%)
   131,282  Amgen, Inc.                                                                    11,362
   102,121  Biogen Idec, Inc.*                                                             14,115
   204,271  Celgene Corp.*                                                                 14,977
   205,110  Gilead Sciences, Inc.*                                                         13,775
                                                                                      -----------
                                                                                           54,229
                                                                                      -----------
            HEALTH CARE EQUIPMENT (2.9%)
   134,900  Covidien plc                                                                    7,413
    96,429  Edwards Lifesciences Corp.*                                                     8,373
   156,921  Hologic, Inc.*                                                                  3,235
    16,320  Intuitive Surgical, Inc.*                                                       8,849
    45,176  Zimmer Holdings, Inc.                                                           2,901
                                                                                      -----------
                                                                                           30,771
                                                                                      -----------
            HEALTH CARE SERVICES (1.4%)
   238,700  Express Scripts Holdings Co.*                                                  14,690
                                                                                      -----------
            HEALTH CARE TECHNOLOGY (0.7%)
    98,000  Cerner Corp.*                                                                   7,467
                                                                                      -----------
            LIFE SCIENCES TOOLS & SERVICES (0.3%)
   133,930  Bruker Corp.*                                                                   1,619
    20,380  Life Technologies Corp.*                                                          997
                                                                                      -----------
                                                                                            2,616
                                                                                      -----------
            MANAGED HEALTH CARE (1.9%)
    80,682  Aetna, Inc.                                                                     3,526
   288,422  UnitedHealth Group, Inc.                                                       16,151
                                                                                      -----------
                                                                                           19,677
                                                                                      -----------
            PHARMACEUTICALS (2.0%)
   124,969  Abbott Laboratories                                                             8,188
    18,000  Allergan, Inc.                                                                  1,619
    88,233  Eli Lilly and Co.                                                               4,291

================================================================================

3  | USAA Aggressive Growth Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
   160,410  Merck & Co., Inc.                                                         $     7,319
                                                                                      -----------
                                                                                           21,417
                                                                                      -----------
            Total Health Care                                                             150,867
                                                                                      -----------
            INDUSTRIALS (9.8%)
            ------------------
            AEROSPACE & DEFENSE (3.1%)
    98,970  Boeing Co.                                                                      6,972
   113,453  Honeywell International, Inc.                                                   6,948
    52,500  Precision Castparts Corp.                                                       9,086
   118,400  United Technologies Corp.                                                       9,254
                                                                                      -----------
                                                                                           32,260
                                                                                      -----------
            CONSTRUCTION & ENGINEERING (0.7%)
   131,300  Fluor Corp.                                                                     7,333
                                                                                      -----------
            INDUSTRIAL CONGLOMERATES (2.1%)
   305,000  Danaher Corp.                                                                  15,777
   287,877  General Electric Co.                                                            6,063
                                                                                      -----------
                                                                                           21,840
                                                                                      -----------
            INDUSTRIAL MACHINERY (1.3%)
    20,239  Dover Corp.                                                                     1,178
   121,695  Illinois Tool Works, Inc.                                                       7,464
    58,664  Parker-Hannifin Corp.                                                           4,614
     1,870  Pentair Ltd.                                                                       79
                                                                                      -----------
                                                                                           13,335
                                                                                      -----------
            RAILROADS (2.0%)
   173,000  Union Pacific Corp.                                                            21,284
                                                                                      -----------
            SECURITY & ALARM SERVICES (0.4%)
    51,604  ADT Corp.                                                                       2,142
    71,628  Tyco International Ltd.                                                         1,925
                                                                                      -----------
                                                                                            4,067
                                                                                      -----------
            TRADING COMPANIES & DISTRIBUTORS (0.2%)
    10,400  W.W. Grainger, Inc.                                                             2,095
                                                                                      -----------
            Total Industrials                                                             102,214
                                                                                      -----------
            INFORMATION TECHNOLOGY (31.8%)
            ------------------------------
            APPLICATION SOFTWARE (1.8%)
     5,287  Autodesk, Inc.*                                                                   169
     2,982  Citrix Systems, Inc.*                                                             184
    98,300  Intuit, Inc.                                                                    5,841
    84,000  Salesforce.com, Inc.*                                                          12,262
                                                                                      -----------
                                                                                           18,456
                                                                                      -----------
            COMMUNICATIONS EQUIPMENT (4.9%)
 1,324,744  Cisco Systems, Inc.                                                            22,706
   206,292  Emulex Corp.*                                                                   1,436
    19,007  F5 Networks, Inc.*                                                              1,568
   413,889  QUALCOMM, Inc.                                                                 24,244
    84,266  Riverbed Technology, Inc.*                                                      1,556
                                                                                      -----------
                                                                                           51,510
                                                                                      -----------
            COMPUTER HARDWARE (7.1%)
   124,937  Apple, Inc.                                                                    74,350
                                                                                      -----------
            COMPUTER STORAGE & PERIPHERALS (1.4%)
   391,620  EMC Corp.*                                                                      9,563
   135,704  NetApp, Inc.*                                                                   3,651
   139,347  QLogic Corp.*                                                                   1,307
                                                                                      -----------
                                                                                           14,521
                                                                                      -----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (3.3%)
    15,080  MasterCard, Inc. "A"                                                      $     6,951
   197,928  Visa, Inc. "A"                                                                 27,464
                                                                                      -----------
                                                                                           34,415
                                                                                      -----------
            INTERNET SOFTWARE & SERVICES (5.2%)
   304,184  eBay, Inc.*                                                                    14,689
   151,800  Facebook, Inc. "A"*                                                             3,205
    38,667  Google, Inc. "A"*                                                              26,285
   136,000  IAC/InterActiveCorp.                                                            6,576
   113,500  VeriSign, Inc.*                                                                 4,207
                                                                                      -----------
                                                                                           54,962
                                                                                      -----------
            IT CONSULTING & OTHER SERVICES (3.3%)
   154,949  International Business Machines Corp.                                          30,142
    67,400  Teradata Corp.*                                                                 4,604
                                                                                      -----------
                                                                                           34,746
                                                                                      -----------
            SEMICONDUCTORS (1.0%)
   237,453  Altera Corp.                                                                    7,237
   105,637  Xilinx, Inc.                                                                    3,461
                                                                                      -----------
                                                                                           10,698
                                                                                      -----------
            SYSTEMS SOFTWARE (3.8%)
    50,337  BMC Software, Inc.*                                                             2,049
    78,825  Check Point Software Technologies Ltd.*                                         3,510
   635,723  Microsoft Corp.                                                                18,140
    27,216  NetSuite, Inc.*                                                                 1,728
   330,843  Oracle Corp.                                                                   10,273
    76,563  Red Hat, Inc.*                                                                  3,765
                                                                                      -----------
                                                                                           39,465
                                                                                      -----------
            Total Information Technology                                                  333,123
                                                                                      -----------
            MATERIALS (4.9%)
            ----------------
            DIVERSIFIED METALS & MINING (0.6%)
   129,272  Freeport-McMoRan Copper & Gold, Inc.                                            5,026
    32,787  Walter Energy, Inc.                                                             1,146
                                                                                      -----------
                                                                                            6,172
                                                                                      -----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (2.8%)
    31,006  CF Industries Holdings, Inc.                                                    6,362
   261,941  Monsanto Co.                                                                   22,545
                                                                                      -----------
                                                                                           28,907
                                                                                      -----------
            GOLD (0.2%)
    51,266  Allied Nevada Gold Corp.*                                                       1,893
                                                                                      -----------
            SPECIALTY CHEMICALS (1.1%)
   123,500  Ecolab, Inc.                                                                    8,596
    20,405  Sherwin-Williams Co.                                                            2,909
                                                                                      -----------
                                                                                           11,505
                                                                                      -----------
            STEEL (0.2%)
    61,514  Cliffs Natural Resources, Inc.                                                  2,231
                                                                                      -----------
            Total Materials                                                                50,708
                                                                                      -----------
            TELECOMMUNICATION SERVICES (1.9%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
   291,692  Verizon Communications, Inc.                                                   13,021
                                                                                      -----------
            WIRELESS TELECOMMUNICATION SERVICES (0.7%)
   108,400  SBA Communications Corp. "A"*                                                   7,223
                                                                                      -----------

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5  | USAA Aggressive Growth Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            Total Telecommunication Services                                          $    20,244
                                                                                      -----------
            Total Common Stocks (cost: $811,646)                                        1,006,434
                                                                                      -----------
            MONEY MARKET INSTRUMENTS (3.9%)

            MONEY MARKET FUNDS (3.9%)
40,647,570  State Street Institutional Liquid Reserve Fund, 0.19% (a)(cost: $40,648)       40,648
                                                                                      -----------
            Total Money Market Instruments (cost: $40,648)                                 40,648
                                                                                      -----------

            TOTAL INVESTMENTS (COST: $852,294)                                        $ 1,047,082
                                                                                      ===========

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                        $    1,006,434    $        --     $         --     $   1,006,434
Money Market Instruments:
  Money Market Funds                           40,648             --               --            40,648
-------------------------------------------------------------------------------------------------------
Total                                  $    1,047,082    $        --     $         --     $   1,047,082
-------------------------------------------------------------------------------------------------------

For the period of August 1, 2012, through October 31, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Aggressive Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Aggressive Growth Fund Shares (Fund Shares) and Aggressive Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment only through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation

================================================================================

7  | USAA Aggressive Growth Fund

================================================================================

comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of October 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2012, were $212,081,000 and $17,293,000, respectively, resulting in net unrealized appreciation of $194,788,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,047,037,000 at October 31, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

REIT    Real estate investment trust

================================================================================

9  | USAA Aggressive Growth Fund

================================================================================

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at October 31, 2012.
*     Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  10

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





                            SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     12/19/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/19/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/19/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.